EMPLOYEE BENEFITS - Post-employment health care benefit plan - Sensitivity Analysis (Details) - Post-employment health care benefit plan - Discount rate R$ in Thousands	Dec. 31, 2025 BRL (R$)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Total service costs and interest costs
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (4,619)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	4,530
Present value of the defined benefit obligations
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	(45,422)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	R$ 55,338